Trust preferred securities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Financial Data Pertaining To Different Trusts Table [Text Block]
(Dollars in thousands)	As of December 31, 2014
			Popular
	BanPonce	Popular	North America	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il

Capital securities	$52,865	$181,063	$91,651	$101,023
Distribution rate	8.327%	6.700%	6.564%	6.125%

Common securities	$1,637	$5,601	$2,835	$3,125
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148
Stated maturity date	February	November	September	December
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]

(Dollars in thousands)	As of December 31, 2013
			Popular
	BanPonce	Popular	North America	Popular	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il	Capital Trust III

Capital securities	$52,865	$181,063	$91,651	$101,023	$935,000
Distribution rate	8.327%	6.700%	6.564%	6.125%	5.000% until,
					but excluding
					December 5,
					2013 and
					9.000% thereafter
Common securities	$1,637	$5,601	$2,835	$3,125	$1,000
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148	$936,000
Stated maturity date	February	November	September	December	Perpetual
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]	[2],[4],[7],[8]